LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–80.30%
Aerospace & Defense–2.52%
Airbus SE	6,651	$1,171,145
†Boeing Co.	1,808	308,354
General Dynamics Corp.	1,298	353,809
General Electric Co.	9,815	1,964,472
L3Harris Technologies, Inc.	1,609	336,780
Lockheed Martin Corp.	715	319,398
Northrop Grumman Corp.	4,835	2,475,568
RTX Corp.	15,582	2,063,992
Textron, Inc.	9,495	686,014
TransDigm Group, Inc.	244	337,523
		10,017,055
Air Freight & Logistics–0.44%
FedEx Corp.	6,023	1,468,287
United Parcel Service, Inc. Class B	2,753	302,802
		1,771,089
Automobile Components–0.07%
†Aptiv PLC	4,803	285,778
		285,778
Automobiles–0.54%
Ford Motor Co.	33,957	340,589
General Motors Co.	33,153	1,559,185
†Tesla, Inc.	948	245,684
		2,145,458
Banks–5.85%
Bank of America Corp.	126,394	5,274,421
Citigroup, Inc.	4,021	285,451
Citizens Financial Group, Inc.	35,806	1,466,972
Fifth Third Bancorp	26,940	1,056,048
JPMorgan Chase & Co.	18,246	4,475,744
M&T Bank Corp.	1,655	295,831
†NU Holdings Ltd. Class A	29,598	303,083
PNC Financial Services Group, Inc.	18,171	3,193,917
Regions Financial Corp.	13,692	297,527
Truist Financial Corp.	7,014	288,626
U.S. Bancorp	6,982	294,780
Wells Fargo & Co.	84,144	6,040,698
		23,273,098
Beverages–1.00%
Brown-Forman Corp. Class B	9,829	333,596
Coca-Cola Co.	32,412	2,321,347
Constellation Brands, Inc. Class A	1,820	334,006
Keurig Dr. Pepper, Inc.	9,408	321,942
†Monster Beverage Corp.	5,949	348,136
PepsiCo, Inc.	2,086	312,775
		3,971,802
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology–1.07%
AbbVie, Inc.	10,400	$2,179,008
Amgen, Inc.	1,057	329,308
†Biogen, Inc.	2,277	311,585
†BioNTech SE ADR	2,669	243,039
Gilead Sciences, Inc.	2,863	320,799
†Moderna, Inc.	9,014	255,547
Regeneron Pharmaceuticals, Inc.	457	289,843
†Vertex Pharmaceuticals, Inc.	661	320,466
		4,249,595
Broadline Retail–0.85%
†Amazon.com, Inc.	13,227	2,516,569
†Coupang, Inc.	12,903	282,963
eBay, Inc.	4,615	312,574
†MercadoLibre, Inc.	139	271,171
		3,383,277
Building Products–1.47%
Carlisle Cos., Inc.	2,188	745,014
Carrier Global Corp.	4,843	307,046
Fortune Brands Innovations, Inc.	9,726	592,119
Johnson Controls International PLC	41,109	3,293,242
Masco Corp.	9,012	626,695
Trane Technologies PLC	887	298,848
		5,862,964
Capital Markets–3.61%
Ameriprise Financial, Inc.	593	287,077
ARES Management Corp. Class A	3,500	513,135
Bank of New York Mellon Corp.	3,671	307,887
Blackrock, Inc.	2,055	1,945,016
Blackstone, Inc.	2,022	282,635
Charles Schwab Corp.	49,530	3,877,208
CME Group, Inc.	1,266	335,857
†Coinbase Global, Inc. Class A	1,361	234,405
Goldman Sachs Group, Inc.	2,643	1,443,844
Intercontinental Exchange, Inc.	1,877	323,783
KKR & Co., Inc.	11,303	1,306,740
Moody's Corp.	640	298,042
Morgan Stanley	12,392	1,445,775
MSCI, Inc.	554	313,287
Nasdaq, Inc.	3,950	299,647
Northern Trust Corp.	2,835	279,673
S&P Global, Inc.	600	304,860
State Street Corp.	3,245	290,525
T. Rowe Price Group, Inc.	3,014	276,896
		14,366,292
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.34%
Air Products & Chemicals, Inc.	1,033	$304,652
Corteva, Inc.	18,982	1,194,537
Dow, Inc.	8,106	283,062
DuPont de Nemours, Inc.	13,512	1,009,076
Ecolab, Inc.	1,210	306,759
International Flavors & Fragrances, Inc.	4,009	311,139
Linde PLC	699	325,482
LyondellBasell Industries NV Class A	4,161	292,935
PPG Industries, Inc.	8,898	972,996
Sherwin-Williams Co.	929	324,398
		5,325,036
Commercial Services & Supplies–0.41%
Cintas Corp.	1,540	316,516
†Copart, Inc.	5,659	320,243
Republic Services, Inc.	1,387	335,876
Waste Connections, Inc.	1,680	327,919
Waste Management, Inc.	1,404	325,040
		1,625,594
Communications Equipment–1.12%
†Arista Networks, Inc.	3,258	252,430
Cisco Systems, Inc.	62,994	3,887,360
Motorola Solutions, Inc.	746	326,606
		4,466,396
Construction & Engineering–0.08%
Quanta Services, Inc.	1,189	302,220
		302,220
Construction Materials–0.52%
CRH PLC	16,571	1,457,751
Martin Marietta Materials, Inc.	643	307,438
Vulcan Materials Co.	1,267	295,591
		2,060,780
Consumer Finance–1.01%
American Express Co.	5,878	1,581,476
Capital One Financial Corp.	11,961	2,144,607
Discover Financial Services	1,648	281,314
		4,007,397
Consumer Staples Distribution & Retail–2.52%
Costco Wholesale Corp.	309	292,246
Dollar General Corp.	4,113	361,656
†Dollar Tree, Inc.	4,272	320,699
Kroger Co.	4,922	333,170
Sysco Corp.	49,265	3,696,846
Target Corp.	2,577	268,936
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†U.S. Foods Holding Corp.	21,229	$1,389,650
Walmart, Inc.	38,326	3,364,639
		10,027,842
Containers & Packaging–0.29%
Ball Corp.	6,131	319,241
Smurfit WestRock PLC	18,615	838,792
		1,158,033
Distributors–0.13%
Genuine Parts Co.	4,449	530,054
		530,054
Diversified Telecommunication Services–0.69%
AT&T, Inc.	84,762	2,397,069
Verizon Communications, Inc.	7,368	334,213
		2,731,282
Electric Utilities–2.77%
American Electric Power Co., Inc.	11,481	1,254,529
Constellation Energy Corp.	1,126	227,035
Duke Energy Corp.	2,725	332,368
Edison International	6,043	356,054
Entergy Corp.	24,726	2,113,826
Eversource Energy	5,054	313,904
Exelon Corp.	7,381	340,117
FirstEnergy Corp.	25,114	1,015,108
NextEra Energy, Inc.	4,474	317,162
PG&E Corp.	19,708	338,583
PPL Corp.	103,656	3,743,018
Southern Co.	3,623	333,135
Xcel Energy, Inc.	4,579	324,147
		11,008,986
Electrical Equipment–1.74%
AMETEK, Inc.	1,720	296,081
Eaton Corp. PLC	7,183	1,952,555
Emerson Electric Co.	27,711	3,038,234
GE Vernova, Inc.	977	298,259
Hubbell, Inc.	2,477	819,664
Rockwell Automation, Inc.	1,085	280,342
Vertiv Holdings Co. Class A	3,336	240,859
		6,925,994
Electronic Equipment, Instruments & Components–0.95%
Amphenol Corp. Class A	4,739	310,831
CDW Corp.	1,717	275,166
†Coherent Corp.	12,125	787,397
Corning, Inc.	6,220	284,752
†Keysight Technologies, Inc.	1,825	273,330
LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity PLC	7,208	$1,018,635
†Zebra Technologies Corp. Class A	2,968	838,638
		3,788,749
Energy Equipment & Services–0.24%
Baker Hughes Co.	7,020	308,529
Halliburton Co.	12,195	309,387
Schlumberger NV	7,673	320,732
		938,648
Entertainment–1.15%
Electronic Arts, Inc.	2,408	348,004
†Liberty Media Corp.-Liberty Formula One Class C	3,307	297,663
†Netflix, Inc.	319	297,477
†ROBLOX Corp. Class A	5,123	298,620
Walt Disney Co.	30,373	2,997,815
†Warner Bros Discovery, Inc.	29,708	318,767
		4,558,346
Financial Services–1.97%
Apollo Global Management, Inc.	2,127	291,271
†Berkshire Hathaway, Inc. Class B	659	350,970
†Block, Inc.	4,685	254,536
†Corpay, Inc.	880	306,874
Fidelity National Information Services, Inc.	20,662	1,543,038
†Fiserv, Inc.	9,623	2,125,047
Global Payments, Inc.	3,104	303,944
Mastercard, Inc. Class A	574	314,621
†PayPal Holdings, Inc.	4,273	278,813
Visa, Inc. Class A	5,963	2,089,793
		7,858,907
Food Products–0.73%
Archer-Daniels-Midland Co.	6,646	319,074
General Mills, Inc.	5,250	313,898
Hershey Co.	1,821	311,446
Hormel Foods Corp.	10,801	334,183
Kellanova	3,874	319,566
Kraft Heinz Co.	10,288	313,064
McCormick & Co., Inc.	3,996	328,911
Mondelez International, Inc. Class A	4,952	335,993
Tyson Foods, Inc. Class A	5,210	332,450
		2,908,585
Ground Transportation–1.58%
CSX Corp.	33,769	993,822
JB Hunt Transport Services, Inc.	3,386	500,959
Norfolk Southern Corp.	6,609	1,565,341
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	1,775	$293,674
†Uber Technologies, Inc.	4,059	295,739
Union Pacific Corp.	11,201	2,646,124
		6,295,659
Health Care Equipment & Supplies–2.77%
Abbott Laboratories	2,332	309,340
Alcon AG	10,919	1,036,541
†Align Technology, Inc.	1,682	267,202
Baxter International, Inc.	9,469	324,124
Becton Dickinson & Co.	5,647	1,293,502
†Boston Scientific Corp.	3,065	309,197
†Dexcom, Inc.	3,607	246,322
†Edwards Lifesciences Corp.	4,369	316,665
GE HealthCare Technologies, Inc.	11,207	904,517
†IDEXX Laboratories, Inc.	707	296,905
†Intuitive Surgical, Inc.	541	267,941
Medtronic PLC	46,637	4,190,801
ResMed, Inc.	1,382	309,361
STERIS PLC	1,427	323,429
Stryker Corp.	822	305,989
Zimmer Biomet Holdings, Inc.	3,006	340,219
		11,042,055
Health Care Providers & Services–3.47%
Cardinal Health, Inc.	2,520	347,180
Cencora, Inc.	5,928	1,648,518
†Centene Corp.	24,081	1,461,958
Cigna Group	1,051	345,779
CVS Health Corp.	25,310	1,714,752
Elevance Health, Inc.	3,038	1,321,408
HCA Healthcare, Inc.	996	344,168
Humana, Inc.	5,892	1,559,023
Labcorp Holdings, Inc.	1,282	298,373
McKesson Corp.	528	355,339
UnitedHealth Group, Inc.	8,417	4,408,404
		13,804,902
Health Care REITs–0.24%
Alexandria Real Estate Equities, Inc.	3,351	310,001
Ventas, Inc.	4,846	333,211
Welltower, Inc.	2,155	330,167
		973,379
Health Care Technology–0.08%
†Veeva Systems, Inc. Class A	1,418	328,451
		328,451
Hotels, Restaurants & Leisure–2.15%
†Airbnb, Inc. Class A	2,192	261,856
Booking Holdings, Inc.	64	294,842
LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Chipotle Mexican Grill, Inc.	6,217	$312,156
†DoorDash, Inc. Class A	1,602	292,798
Hilton Worldwide Holdings, Inc.	1,234	280,797
Las Vegas Sands Corp.	7,275	281,033
Marriott International, Inc. Class A	6,675	1,589,985
McDonald's Corp.	10,195	3,184,612
Royal Caribbean Cruises Ltd.	1,367	280,836
Starbucks Corp.	14,653	1,437,313
Yum! Brands, Inc.	2,153	338,796
		8,555,024
Household Durables–0.23%
Dr. Horton, Inc.	2,500	317,825
Garmin Ltd.	1,425	309,410
Lennar Corp. Class A	2,656	304,856
		932,091
Household Products–1.27%
Church & Dwight Co., Inc.	3,040	334,674
Colgate-Palmolive Co.	18,315	1,716,116
Kimberly-Clark Corp.	2,283	324,688
Procter & Gamble Co.	15,777	2,688,716
		5,064,194
Industrial Conglomerates–0.16%
3M Co.	2,172	318,980
Honeywell International, Inc.	1,511	319,954
		638,934
Industrial REITs–0.53%
Prologis, Inc.	18,745	2,095,504
		2,095,504
Insurance–3.26%
Aflac, Inc.	3,085	343,021
Allstate Corp.	6,749	1,397,516
American International Group, Inc.	44,704	3,886,566
Aon PLC Class A	822	328,052
Arch Capital Group Ltd.	3,577	344,036
Arthur J Gallagher & Co.	968	334,192
Chubb Ltd.	1,198	361,784
Hartford Insurance Group, Inc.	11,085	1,371,547
†Markel Group, Inc.	174	325,312
Marsh & McLennan Cos., Inc.	1,392	339,690
MetLife, Inc.	3,953	317,386
Principal Financial Group, Inc.	3,795	320,184
Progressive Corp.	1,183	334,801
Prudential Financial, Inc.	2,877	321,303
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	1,313	$347,236
Willis Towers Watson PLC	6,872	2,322,393
		12,995,019
Interactive Media & Services–0.75%
Alphabet, Inc. Class A	11,125	1,720,370
Meta Platforms, Inc. Class A	2,213	1,275,485
		2,995,855
IT Services–0.59%
Accenture PLC Class A	879	274,283
Cognizant Technology Solutions Corp. Class A	15,982	1,222,623
†Gartner, Inc.	656	275,349
International Business Machines Corp.	1,225	304,609
†Snowflake, Inc. Class A	1,800	263,088
		2,339,952
Life Sciences Tools & Services–0.76%
Agilent Technologies, Inc.	2,366	276,775
Danaher Corp.	1,523	312,215
†Illumina, Inc.	3,400	269,756
†IQVIA Holdings, Inc.	1,676	295,479
Lonza Group AG	1,037	640,627
†Mettler-Toledo International, Inc.	249	294,046
Thermo Fisher Scientific, Inc.	601	299,057
†Waters Corp.	854	314,759
West Pharmaceutical Services, Inc.	1,518	339,850
		3,042,564
Machinery–2.46%
Caterpillar, Inc.	926	305,395
Cummins, Inc.	865	271,126
Deere & Co.	3,506	1,645,541
Dover Corp.	1,597	280,561
Fortive Corp.	21,692	1,587,421
Illinois Tool Works, Inc.	1,212	300,588
Ingersoll Rand, Inc.	3,827	306,275
Otis Worldwide Corp.	3,202	330,446
PACCAR, Inc.	3,066	298,536
Parker-Hannifin Corp.	5,819	3,537,079
Stanley Black & Decker, Inc.	8,091	622,036
Xylem, Inc.	2,515	300,442
		9,785,446
Media–0.58%
†Charter Communications, Inc. Class A	887	326,886
Comcast Corp. Class A	38,630	1,425,447
LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Omnicom Group, Inc.	3,891	$322,603
†Trade Desk, Inc. Class A	4,444	243,176
		2,318,112
Metals & Mining–0.32%
Freeport-McMoRan, Inc.	8,522	322,643
Newmont Corp.	6,951	335,594
Nucor Corp.	2,368	284,965
Southern Copper Corp.	3,447	322,157
		1,265,359
Multi-Utilities–1.12%
Ameren Corp.	3,250	326,300
CMS Energy Corp.	18,635	1,399,675
Consolidated Edison, Inc.	3,208	354,773
Dominion Energy, Inc.	5,576	312,646
DTE Energy Co.	2,426	335,443
Public Service Enterprise Group, Inc.	13,760	1,132,448
Sempra	3,677	262,391
WEC Energy Group, Inc.	3,078	335,440
		4,459,116
Oil, Gas & Consumable Fuels–5.58%
Cenovus Energy, Inc.	20,516	285,133
Cheniere Energy, Inc.	4,505	1,042,457
Chevron Corp.	31,218	5,222,459
ConocoPhillips	40,967	4,302,354
Coterra Energy, Inc.	11,381	328,911
Devon Energy Corp.	8,542	319,471
Diamondback Energy, Inc.	2,051	327,914
EOG Resources, Inc.	2,406	308,546
EQT Corp.	15,197	811,976
Exxon Mobil Corp.	16,279	1,936,062
Hess Corp.	2,162	345,336
Kinder Morgan, Inc.	11,931	340,391
Marathon Petroleum Corp.	2,083	303,472
Occidental Petroleum Corp.	6,352	313,535
ONEOK, Inc.	3,265	323,953
Phillips 66	2,487	307,095
Shell PLC	45,603	1,659,962
Suncor Energy, Inc.	49,050	1,899,215
Valero Energy Corp.	11,520	1,521,446
Williams Cos., Inc.	5,575	333,162
		22,232,850
Passenger Airlines–0.06%
Delta Air Lines, Inc.	5,338	232,737
		232,737
Personal Care Products–0.30%
Estee Lauder Cos., Inc. Class A	4,460	294,360
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products (continued)
Kenvue, Inc.	13,733	$329,317
L'Oreal SA	1,529	568,318
		1,191,995
Pharmaceuticals–3.91%
AstraZeneca PLC	5,416	795,311
Bristol-Myers Squibb Co.	50,214	3,062,552
Eli Lilly & Co.	360	297,328
Johnson & Johnson	33,136	5,495,274
Merck & Co., Inc.	19,520	1,752,115
Pfizer, Inc.	41,560	1,053,130
Sanofi SA	13,402	1,483,894
Sanofi SA ADR	23,690	1,313,847
Zoetis, Inc.	1,963	323,208
		15,576,659
Professional Services–0.33%
Automatic Data Processing, Inc.	1,031	315,001
Equifax, Inc.	1,345	327,588
Paychex, Inc.	2,156	332,628
Verisk Analytics, Inc.	1,085	322,918
		1,298,135
Real Estate Management & Development–0.59%
†CBRE Group, Inc. Class A	15,329	2,004,727
†CoStar Group, Inc.	4,170	330,389
		2,335,116
Residential REITs–0.16%
AvalonBay Communities, Inc.	1,463	313,989
Equity Residential	4,475	320,321
		634,310
Retail REITs–0.15%
Realty Income Corp.	5,610	325,436
Simon Property Group, Inc.	1,742	289,311
		614,747
Semiconductors & Semiconductor Equipment–3.21%
†Advanced Micro Devices, Inc.	2,889	296,816
Analog Devices, Inc.	1,340	270,238
Applied Materials, Inc.	1,862	270,213
ASML Holding NV	828	548,658
Broadcom, Inc.	5,593	936,436
†GLOBALFOUNDRIES, Inc.	7,548	278,597
Intel Corp.	12,877	292,437
KLA Corp.	417	283,477
Lam Research Corp.	20,543	1,493,476
Marvell Technology, Inc.	19,117	1,177,034
Microchip Technology, Inc.	48,600	2,352,726
Micron Technology, Inc.	3,240	281,524
Monolithic Power Systems, Inc.	484	280,710
NVIDIA Corp.	2,382	258,161
LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	4,890	$929,393
†ON Semiconductor Corp.	5,925	241,088
QUALCOMM, Inc.	1,936	297,389
Texas Instruments, Inc.	12,652	2,273,564
		12,761,937
Software–3.18%
†Adobe, Inc.	721	276,525
†ANSYS, Inc.	958	303,264
†Autodesk, Inc.	1,104	289,027
†Cadence Design Systems, Inc.	1,219	310,028
†Crowdstrike Holdings, Inc. Class A	787	277,480
†Datadog, Inc. Class A	2,677	265,585
†Fair Isaac Corp.	186	343,014
†Fortinet, Inc.	2,911	280,213
†HubSpot, Inc.	441	251,939
Intuit, Inc.	566	347,518
Microsoft Corp.	11,814	4,434,857
Oracle Corp.	8,802	1,230,608
†Palantir Technologies, Inc. Class A	3,160	266,704
†Palo Alto Networks, Inc.	1,676	285,993
Roper Technologies, Inc.	558	328,986
Salesforce, Inc.	8,621	2,313,532
†ServiceNow, Inc.	334	265,911
†Synopsys, Inc.	674	289,045
†Workday, Inc. Class A	1,249	291,679
		12,651,908
Specialized REITs–0.96%
American Tower Corp.	5,934	1,291,238
Crown Castle, Inc.	3,420	356,467
Digital Realty Trust, Inc.	1,937	277,553
Equinix, Inc.	348	283,742
Extra Space Storage, Inc.	2,054	304,998
Public Storage	1,053	315,152
SBA Communications Corp.	1,479	325,395
VICI Properties, Inc.	10,238	333,964
Weyerhaeuser Co.	10,779	315,609
		3,804,118
Specialty Retail–1.46%
†AutoZone, Inc.	95	362,214
Home Depot, Inc.	831	304,553
Lowe's Cos., Inc.	13,640	3,181,257
†O'Reilly Automotive, Inc.	242	346,685
Ross Stores, Inc.	2,344	299,540
TJX Cos., Inc.	8,329	1,014,472
†Ulta Beauty, Inc.	871	319,256
		5,827,977
Technology Hardware, Storage & Peripherals–0.36%
Apple, Inc.	1,304	289,658
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Dell Technologies, Inc. Class C	2,723	$248,201
Hewlett Packard Enterprise Co.	15,149	233,749
HP, Inc.	9,248	256,077
NetApp, Inc.	2,573	226,012
†Super Micro Computer, Inc.	5,712	195,579
		1,449,276
Textiles, Apparel & Luxury Goods–0.22%
†Lululemon Athletica, Inc.	892	252,490
NIKE, Inc. Class B	10,003	634,990
		887,480
Tobacco–1.38%
Altria Group, Inc.	5,817	349,136
Philip Morris International, Inc.	32,298	5,126,662
		5,475,798
Trading Companies & Distributors–0.59%
Fastenal Co.	4,212	326,640
Ferguson Enterprises, Inc.	8,864	1,420,279
United Rentals, Inc.	487	305,203
WW Grainger, Inc.	312	308,203
		2,360,325
Water Utilities–0.09%
American Water Works Co., Inc.	2,375	350,360
		350,360
Wireless Telecommunication Services–0.37%
T-Mobile U.S., Inc.	5,579	1,487,975
		1,487,975
Total Common Stock (Cost $230,136,958)		319,654,576
CONVERTIBLE PREFERRED STOCK–0.08%
†AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	323,151
Total Convertible Preferred Stock (Cost $294,815)		323,151

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage Corp. 6.75% 3/15/31	68,000	77,374
Total Agency Obligation (Cost $83,376)		77,374
LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–3.72%
Biotechnology–0.21%
Alnylam Pharmaceuticals, Inc. 1.00%, exercise price $1.00 9/15/27	509,000	$586,114
Bridgebio Pharma, Inc. 1.75%, exercise price $1.75 3/1/31	266,393	273,852
		859,966
Commercial Services–0.16%
Global Payments, Inc. 1.50%, exercise price $1.50 3/1/31	684,000	644,328
		644,328
Electric–0.42%
FirstEnergy Corp. 4.00%, exercise price $4.00 5/1/26	777,000	787,101
PPL Capital Funding, Inc. 2.88%, exercise price $2.87 3/15/28	784,000	877,296
		1,664,397
Health Care Products–0.37%
Haemonetics Corp. 2.50%, exercise price $2.50 6/1/29	648,000	615,276
Integra LifeSciences Holdings Corp. 0.50%, exercise price $0.50 8/15/25	615,000	602,085
Merit Medical Systems, Inc. 3.00%, exercise price $3.00 2/1/29	206,000	280,160
		1,497,521
Internet–0.54%
^Airbnb, Inc. 0.00%, exercise price $0.01 3/15/26	857,000	818,007
Match Group Financeco 2, Inc. 0.88%, exercise price $0.87 6/15/26	250,000	238,928
Match Group Financeco 3, Inc. 2.00%, exercise price $2.00 1/15/30	277,000	238,414
Shopify, Inc. 0.13%, exercise price $0.13 11/1/25	502,000	503,255
Snap, Inc. 0.50%, exercise price $0.50 5/1/30	410,000	338,045
		2,136,649
Media–0.48%
Cable One, Inc.
^0.00% 3/15/26	780,000	739,050
1.13%, exercise price $1.13 3/15/28	407,000	323,065
Liberty Broadband Corp. 3.13%, exercise price $3.12 3/31/53	476,000	476,476
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Media (continued)
Liberty Media Corp.-Liberty Formula One 2.25%, exercise price $2.25 8/15/27	300,000	$364,500
		1,903,091
Miscellaneous Manufacturing–0.12%
JBT Marel Corp. 0.25%, exercise price $0.25 5/15/26	475,000	473,765
		473,765
Oil & Gas–0.08%
Northern Oil & Gas, Inc. 3.63%, exercise price $3.63 4/15/29	305,000	321,409
		321,409
Pharmaceuticals–0.24%
Jazz Investments I Ltd.
2.00%, exercise price $2.00 6/15/26	607,000	628,245
3.13%, exercise price $3.12 9/15/30	296,000	328,116
		956,361
Real Estate Investment Trusts–0.12%
Federal Realty OP LP 3.25%, exercise price $3.25 1/15/29	487,000	485,052
		485,052
Semiconductors–0.42%
Microchip Technology, Inc. 0.75%, exercise price $0.75 6/1/30	933,000	871,888
MKS Instruments, Inc. 1.25%, exercise price $1.25 6/1/30	877,000	788,862
		1,660,750
Software–0.56%
^Bill Holdings, Inc. 0.00%, exercise price $0.01 4/1/30	436,000	354,032
Box, Inc. 1.50%, exercise price $1.50 9/15/29	315,000	302,715
CSG Systems International, Inc. 3.88%, exercise price $3.87 9/15/28	440,000	474,320
^Dropbox, Inc. 0.00% 3/1/26	768,000	754,944
Envestnet, Inc. 2.63%, exercise price $2.63 12/1/27	311,000	331,619
		2,217,630
Total Convertible Bonds (Cost $14,896,917)		14,820,919
LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–5.34%
Advertising–0.02%
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60% 4/15/26	80,000	$79,211
		79,211
Aerospace & Defense–0.18%
Boeing Co. 5.81% 5/1/50	265,000	252,275
Lockheed Martin Corp.
3.55% 1/15/26	210,000	208,734
4.15% 6/15/53	54,000	43,187
5.20% 2/15/64	80,000	74,191
RTX Corp.
4.45% 11/16/38	28,000	25,542
6.40% 3/15/54	89,000	97,421
		701,350
Agriculture–0.07%
Altria Group, Inc. 5.80% 2/14/39	185,000	185,867
Philip Morris International, Inc. 4.88% 11/15/43	108,000	98,258
		284,125
Airlines–0.02%
♦American Airlines Pass-Through Trust 3.70% 4/1/28	19,305	18,928
AS Mileage Plan IP Ltd.
5.02% 10/20/29	12,000	11,751
5.31% 10/20/31	14,000	13,687
♦United Airlines Pass-Through Trust
3.50% 9/1/31	32,654	31,016
3.75% 3/3/28	22,663	22,321
		97,703
Auto Manufacturers–0.13%
General Motors Co. 6.60% 4/1/36	186,000	192,007
General Motors Financial Co., Inc. 5.25% 3/1/26	44,000	44,085
Honda Motor Co. Ltd. 2.97% 3/10/32	83,000	73,192
Toyota Motor Credit Corp. 4.55% 8/7/26	225,000	225,717
		535,001
Banks–0.67%
Bank of America Corp.
μ2.57% 10/20/32	137,000	118,197
3.25% 10/21/27	275,000	267,913
Citigroup, Inc.
μ3.67% 7/24/28	49,000	47,934
4.75% 5/18/46	34,000	28,826
5.30% 5/6/44	22,000	20,563
6.68% 9/13/43	70,000	75,724
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCitizens Financial Group, Inc. 6.65% 4/25/35	45,000	$47,883
Goldman Sachs Group, Inc.
μ2.91% 7/21/42	50,000	35,318
4.25% 10/21/25	275,000	274,293
μ5.02% 10/23/35	71,000	69,037
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	35,567
μ3.51% 1/23/29	327,000	317,826
μ3.90% 1/23/49	50,000	38,997
μ4.26% 2/22/48	46,000	38,239
Morgan Stanley 4.00% 7/23/25	61,000	60,906
PNC Financial Services Group, Inc.
3.45% 4/23/29	291,000	279,501
μ6.88% 10/20/34	65,000	71,867
State Street Bank & Trust Co. 4.59% 11/25/26	250,000	251,531
U.S. Bancorp 3.10% 4/27/26	208,000	204,976
Wells Fargo & Co.
3.55% 9/29/25	59,000	58,758
4.10% 6/3/26	40,000	39,755
4.65% 11/4/44	333,000	282,578
		2,666,189
Beverages–0.10%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70% 2/1/36	91,000	87,753
4.90% 2/1/46	94,000	86,676
Constellation Brands, Inc. 4.40% 11/15/25	110,000	109,820
Heineken NV 3.50% 1/29/28	90,000	87,807
Molson Coors Beverage Co. 4.20% 7/15/46	34,000	27,399
		399,455
Biotechnology–0.08%
Gilead Sciences, Inc. 3.65% 3/1/26	325,000	322,562
		322,562
Chemicals–0.00%
Sherwin-Williams Co. 4.50% 6/1/47	14,000	11,901
		11,901
Computers–0.14%
Apple, Inc. 3.35% 2/9/27	30,000	29,608
Dell International LLC/EMC Corp.
5.30% 4/1/32	105,000	105,673
6.02% 6/15/26	125,000	126,614
Hewlett Packard Enterprise Co. 4.90% 10/15/25	90,000	90,065
LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
International Business Machines Corp. 3.30% 5/15/26	210,000	$207,757
		559,717
Cosmetics & Personal Care–0.02%
Kenvue, Inc. 5.05% 3/22/53	96,000	89,852
		89,852
Diversified Financial Services–0.84%
Aviation Capital Group LLC
4.75% 4/14/27	41,000	41,028
4.88% 10/1/25	66,000	65,973
Blackrock, Inc. 4.75% 5/25/33	210,000	210,104
μCapital One Financial Corp. 6.18% 1/30/36	46,000	45,894
GS Finance Corp.
^0.00% 7/30/29	896,000	1,037,631
^0.00% 3/3/32	853,000	781,728
0.50% 4/11/28	890,000	1,076,544
Nasdaq, Inc. 5.95% 8/15/53	26,000	26,465
Synchrony Financial 3.95% 12/1/27	54,000	52,653
		3,338,020
Electric–0.19%
Constellation Energy Generation LLC 6.50% 10/1/53	43,000	45,082
Electricite de France SA 4.88% 1/22/44	84,000	72,936
Georgia Power Co. 3.70% 1/30/50	51,000	37,874
National Rural Utilities Cooperative Finance Corp. 2.75% 4/15/32	151,000	131,425
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	50,000	49,043
5.75% 9/1/25	230,000	230,936
Oglethorpe Power Corp. 4.55% 6/1/44	52,000	43,421
PPL Electric Utilities Corp. 6.25% 5/15/39	4,000	4,401
Sempra 3.80% 2/1/38	54,000	44,407
Xcel Energy, Inc. 3.50% 12/1/49	143,000	97,798
		757,323
Electronics–0.03%
Avnet, Inc. 4.63% 4/15/26	64,000	63,905
Honeywell International, Inc. 4.50% 1/15/34	60,000	57,994
		121,899
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.05%
Warnermedia Holdings, Inc.
5.05% 3/15/42	122,000	$97,576
5.14% 3/15/52	152,000	110,808
		208,384
Food–0.04%
Ingredion, Inc. 6.63% 4/15/37	23,000	25,285
Sysco Corp. 3.75% 10/1/25	140,000	139,379
		164,664
Forest Products & Paper–0.01%
International Paper Co. 6.00% 11/15/41	22,000	22,345
		22,345
Gas–0.06%
NiSource, Inc.
4.38% 5/15/47	54,000	44,427
5.85% 4/1/55	30,000	29,821
Southern Co. Gas Capital Corp. 3.88% 11/15/25	145,000	144,355
		218,603
Health Care Products–0.08%
Boston Scientific Corp. 1.90% 6/1/25	315,000	313,433
Medtronic, Inc. 4.38% 3/15/35	23,000	22,115
		335,548
Health Care Services–0.03%
UnitedHealth Group, Inc. 3.50% 8/15/39	135,000	109,854
		109,854
Insurance–0.44%
Allstate Corp. 3.28% 12/15/26	28,000	27,432
American National Group, Inc. 5.00% 6/15/27	244,000	243,938
Brighthouse Financial, Inc. 3.85% 12/22/51	292,000	188,977
GA Global Funding Trust 5.50% 1/8/29	174,000	177,504
Global Atlantic Fin Co. 6.75% 3/15/54	35,000	35,530
Liberty Mutual Group, Inc. 3.95% 5/15/60	88,000	59,950
Markel Group, Inc.
5.00% 3/30/43	34,000	30,495
5.00% 5/20/49	273,000	240,390
Metropolitan Life Insurance Co. 7.80% 11/1/25	250,000	254,461
Nationwide Financial Services, Inc. 5.30% 11/18/44	20,000	18,708
Pacific Life Global Funding II 5.50% 8/28/26	191,000	194,006
LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
PartnerRe Finance B LLC 3.70% 7/2/29	210,000	$201,212
Prudential Financial, Inc. 3.91% 12/7/47	14,000	10,790
Travelers Cos., Inc. 4.60% 8/1/43	60,000	53,521
		1,736,914
Internet–0.10%
Amazon.com, Inc. 2.88% 5/12/41	244,000	182,264
Meta Platforms, Inc. 5.60% 5/15/53	214,000	215,740
		398,004
Investment Company–0.00%
Sixth Street Lending Partners 6.13% 7/15/30	17,000	17,110
		17,110
Machinery Diversified–0.01%
Rockwell Automation, Inc. 1.75% 8/15/31	50,000	42,346
		42,346
Media–0.18%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91% 7/23/25	19,000	18,995
Comcast Corp.
2.89% 11/1/51	34,000	20,736
2.94% 11/1/56	24,000	14,101
3.15% 3/1/26	159,000	157,116
3.90% 3/1/38	74,000	63,509
4.15% 10/15/28	315,000	311,565
Cox Communications, Inc. 2.95% 10/1/50	58,000	33,256
Discovery Communications LLC 4.90% 3/11/26	53,000	53,003
TWDC Enterprises 18 Corp. 3.00% 2/13/26	53,000	52,353
		724,634
Mining–0.01%
Rio Tinto Finance USA Ltd. 7.13% 7/15/28	18,000	19,447
Rio Tinto Finance USA PLC 5.75% 3/14/55	22,000	22,036
		41,483
Oil & Gas–0.18%
BP Capital Markets America, Inc. 2.94% 6/4/51	208,000	131,238
Chevron Corp. 2.95% 5/16/26	135,000	133,103
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
ConocoPhillips Co. 4.15% 11/15/34	20,000	$18,414
Diamondback Energy, Inc. 5.75% 4/18/54	74,000	69,764
Exxon Mobil Corp. 3.04% 3/1/26	156,000	154,276
Shell International Finance BV 3.25% 5/11/25	156,000	155,727
Valero Energy Corp. 4.00% 6/1/52	77,000	55,773
		718,295
Pharmaceuticals–0.25%
AbbVie, Inc.
4.05% 11/21/39	223,000	195,560
4.50% 5/14/35	33,000	31,671
Becton Dickinson & Co. 4.88% 5/15/44	35,000	30,603
Bristol-Myers Squibb Co.
4.13% 6/15/39	108,000	95,468
6.25% 11/15/53	85,000	91,262
♦CVS Pass-Through Trust 6.04% 12/10/28	96,429	97,147
GlaxoSmithKline Capital, Inc. 6.38% 5/15/38	6,000	6,618
Mead Johnson Nutrition Co. 4.13% 11/15/25	4,000	3,993
Pfizer Investment Enterprises Pte. Ltd. 4.45% 5/19/26	95,000	95,153
Zoetis, Inc.
4.70% 2/1/43	32,000	29,060
5.40% 11/14/25	300,000	301,174
		977,709
Pipelines–0.21%
Cameron LNG LLC 3.70% 1/15/39	90,000	75,149
Energy Transfer LP
4.90% 3/15/35	32,000	30,426
5.00% 5/15/50	106,000	89,255
5.20% 4/1/30	22,000	22,248
5.30% 4/1/44	38,000	34,083
6.40% 12/1/30	70,000	74,599
Enterprise Products Operating LLC
4.25% 2/15/48	68,000	55,107
6.45% 9/1/40	2,000	2,192
Kinder Morgan, Inc.
4.30% 6/1/25	125,000	124,874
5.30% 12/1/34	38,000	37,504
MPLX LP
1.75% 3/1/26	105,000	102,310
4.50% 4/15/38	78,000	68,491
Spectra Energy Partners LP 4.50% 3/15/45	48,000	39,567
LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Texas Eastern Transmission LP 7.00% 7/15/32	16,000	$17,618
Williams Cos., Inc. 5.40% 3/2/26	69,000	69,485
		842,908
Private Equity–0.05%
KKR Group Finance Co. III LLC 5.13% 6/1/44	28,000	25,333
KKR Group Finance Co. XII LLC 4.85% 5/17/32	161,000	158,393
		183,726
Real Estate Investment Trusts–0.33%
American Tower Corp. 1.60% 4/15/26	137,000	132,884
Brixmor Operating Partnership LP 5.50% 2/15/34	144,000	144,361
Crown Castle, Inc.
2.50% 7/15/31	224,000	191,275
4.75% 5/15/47	4,000	3,410
CubeSmart LP 2.50% 2/15/32	166,000	140,194
EPR Properties 4.75% 12/15/26	154,000	153,291
Extra Space Storage LP
3.50% 7/1/26	40,000	39,479
5.70% 4/1/28	53,000	54,440
Kimco Realty OP LLC 3.20% 4/1/32	185,000	164,324
Regency Centers LP
2.95% 9/15/29	240,000	223,631
4.65% 3/15/49	69,000	59,366
		1,306,655
Retail–0.21%
Home Depot, Inc. 5.13% 4/30/25	300,000	300,123
Lowe's Cos., Inc. 4.25% 4/1/52	72,000	56,318
Ross Stores, Inc. 0.88% 4/15/26	150,000	144,502
Starbucks Corp. 3.55% 8/15/29	300,000	288,293
Walgreens Boots Alliance, Inc. 4.50% 11/18/34	40,000	36,802
		826,038
Semiconductors–0.10%
Broadcom, Inc. 3.47% 4/15/34	35,000	30,809
Marvell Technology, Inc. 2.45% 4/15/28	192,000	179,891
Micron Technology, Inc.
3.37% 11/1/41	28,000	20,682
4.66% 2/15/30	100,000	98,754
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC 5.35% 3/1/26	64,000	$64,306
		394,442
Software–0.21%
Electronic Arts, Inc. 4.80% 3/1/26	145,000	145,132
Microsoft Corp.
3.13% 11/3/25	100,000	99,388
3.50% 2/12/35	36,000	33,185
Oracle Corp.
3.60% 4/1/40	175,000	137,643
6.00% 8/3/55	42,000	41,947
Salesforce, Inc. 2.70% 7/15/41	167,000	119,160
Synopsys, Inc.
4.55% 4/1/27	65,000	65,242
5.70% 4/1/55	52,000	51,631
Take-Two Interactive Software, Inc. 3.70% 4/14/27	51,000	50,164
Workday, Inc. 3.50% 4/1/27	76,000	74,516
		818,008
Telecommunications–0.21%
AT&T, Inc.
3.55% 9/15/55	14,000	9,488
3.80% 12/1/57	161,000	113,025
4.30% 2/15/30	30,000	29,536
Cisco Systems, Inc.
4.55% 2/24/28	79,000	79,668
5.30% 2/26/54	50,000	48,943
Rogers Communications, Inc.
4.30% 2/15/48	136,000	106,775
4.50% 3/15/43	52,000	43,681
T-Mobile USA, Inc.
2.70% 3/15/32	170,000	147,051
3.40% 10/15/52	118,000	79,746
5.88% 11/15/55	51,000	51,343
6.00% 6/15/54	46,000	46,954
Verizon Communications, Inc. 3.40% 3/22/41	92,000	70,832
		827,042
Transportation–0.09%
Canadian Pacific Railway Co. 3.00% 12/2/41	63,000	45,483
Norfolk Southern Corp.
3.40% 11/1/49	103,000	72,267
5.35% 8/1/54	50,000	48,002
Union Pacific Corp.
3.20% 5/20/41	161,000	122,471
3.84% 3/20/60	51,000	37,024
4.15% 1/15/45	39,000	31,607
LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
United Parcel Service, Inc. 3.40% 11/15/46	22,000	$16,013
		372,867
Total Corporate Bonds (Cost $22,625,972)		21,251,887
U.S. TREASURY OBLIGATIONS–3.83%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	1,120,633
4.50% 8/15/39	3,600	3,636
4.38% 5/15/40	7,200	7,146
4.50% 11/15/54	427,900	421,615
4.75% 2/15/45	400,000	407,313
U.S. Treasury Notes
4.63% 2/15/35	406,000	419,449
3.88% 3/15/28	1,792,500	1,792,220
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.13% 3/31/32	1,716,200	$1,720,289
4.00% 3/31/30	1,079,200	1,081,392
3.88% 3/31/27	8,261,700	8,258,796
Total U.S. Treasury Obligations (Cost $15,375,730)		15,232,489

	Number of Shares
Money Market Fund–6.25%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 4.29%)	24,894,742	24,894,742
Total Money Market Fund (Cost $24,894,742)		24,894,742

TOTAL INVESTMENTS–99.54% (Cost $308,308,510)	396,255,138
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	1,833,159
NET ASSETS APPLICABLE TO 29,651,168 SHARES OUTSTANDING–100.00%	$398,088,297

†Non-income producing.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^Zero coupon security.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2025:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(942,851)	USD	655,093	4/7/25	$—	$(319)
BNYM	CAD	1,183,500	USD	(823,591)	4/7/25	—	(895)
BNYM	CAD	(1,183,500)	USD	824,812	5/7/25	887	—
BNYM	EUR	(1,058,352)	USD	1,105,137	4/7/25	—	(39,677)
BNYM	GBP	968,266	USD	(1,249,645)	4/7/25	1,091	—
BNYM	GBP	(968,266)	USD	1,249,554	5/7/25	—	(1,119)
SSB	CAD	47,228	USD	(32,686)	4/7/25	144	—
SSB	CAD	56,094	USD	(39,227)	4/7/25	—	(233)
SSB	CAD	(36,658)	USD	25,401	4/7/25	—	(82)
SSB	CAD	(307,313)	USD	215,034	4/7/25	1,410	—
SSB	CAD	(40,269)	USD	28,039	5/7/25	4	—
SSB	EUR	(60,607)	USD	64,365	4/7/25	—	(1,193)
SSB	EUR	69,181	USD	(75,292)	4/7/25	—	(460)
SSB	EUR	(17,691)	USD	19,209	4/7/25	73	—
SSB	EUR	47,644	USD	(51,458)	4/7/25	78	—
SSB	EUR	(1,039,324)	USD	1,125,529	5/7/25	—	(572)
SSB	GBP	(917,406)	USD	1,158,960	4/7/25	—	(26,078)
SSB	GBP	36,578	USD	(47,155)	4/7/25	94	—
SSB	GBP	(87,438)	USD	113,387	4/7/25	441	—
Total Foreign Currency Exchange Contracts						$4,222	$(70,628)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
2	British Pound	$161,388	$161,781	6/16/25	$—	$(393)
2	Euro	271,550	274,625	6/16/25	—	(3,075)
3	Japanese Yen	251,963	257,301	6/16/25	—	(5,338)
					—	(8,806)
Equity Contracts:
3	E-mini MSCI Emerging Markets Index	166,620	166,131	6/20/25	489	—
2	E-mini Russell 2000 Index	202,710	204,170	6/20/25	—	(1,460)
29	E-mini S&P 500 Index	8,197,212	8,161,860	6/20/25	35,352	—
16	E-mini S&P MidCap 400 Index	4,701,760	4,612,519	6/20/25	89,241	—
5	Euro STOXX 50 Index	280,543	286,713	6/20/25	—	(6,170)
2	FTSE 100 Index	221,974	221,945	6/20/25	29	—
1	Nikkei 225 Index (OSE)	237,749	242,485	6/12/25	—	(4,736)
					125,111	(12,366)
Total Futures Contracts					$125,111	$(21,172)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNYM–BNY Mellon
CAD–Canadian Dollar
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
IT–Information Technology
LNG–Liquefied Natural Gas
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
LVIP Invesco Select Equity Income Managed Volatility Fund–14